Shareholder Report	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Federated Hermes ETF Trust
Entity Central Index Key		0001849998
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000246534
Shareholder Report [Line Items]
Fund Name	Federated Hermes Total Return Bond ETF
Trading Symbol	FTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Total Return Bond ETF (the "Fund") for the period of January 3, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Total Return Bond ETF	$18Footnote Reference*	0.37%
Footnote	Description
Footnote*	Based on operations for the period from January 3, 2024 to June 30, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Bloomberg US Universal Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide total return by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities.

Top Contributors to Performance

■ Overweight allocations in bank loans, trade finance and asset-backed securities contributed to relative Fund performance.

■ The Fund was positively impacted by gains from foreign currency exposure.

■ Positioning for a steepening of the yield curve benefitted relative Fund performance.

Top Detractors from Performance

■ Underweight allocations to emerging markets debt and high-yield bond sectors detracted from relative Fund performance.

■ The Fund was negatively impacted by security selection within the emerging markets debt and high-yield bond allocations.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
Fund	Since Inception 1/3/24
Federated Hermes Total Return Bond ETF at NAV	0.71%
Federated Hermes Total Return Bond ETF at Market	0.71%
Bloomberg US Aggregate Bond IndexFootnote Reference*	(0.41%)
Bloomberg US Universal Bond Index	0.43%
Lipper Core Bond Funds Average	0.17%

Performance Inception Date	Jan. 03, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 95,118,424	$ 95,118,424
Holdings Count | Holding	373	373
Advisory Fees Paid, Amount	$ 93,249
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$95,118,424
Number of Investments	373
Portfolio Turnover	63%
Total Advisory Fees Paid	$93,249

Holdings [Text Block]

Top Security Types

(% of Net Assets)Footnote Reference1

Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.FederatedHermes.com/us/FundInformation